CAPITAL DISCLOSURES AND FINANCIAL RISK (Details Narrative)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CAPITAL DISCLOSURES AND FINANCIAL RISK
Denominated percentages of expenses	97.00%	97.00%	97.00%